Stockholders' Equity - Schedule of Stock by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 08, 2021	Mar. 07, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)	0				1,000,000		224,409,612
Redeemable convertible preferred stock shares outstanding (in shares)	0	0	0	0		5,222,852,052	121,431,310	121,436,000	105,584,000
Temporary equity, carrying amount, attributable to parent	$ 0	$ 0	$ 0	$ 0			$ 1,812,678	$ 1,812,724	$ 1,512,915
Redeemable convertible preferred stock liquidation preference	$ 0						$ 1,749,201
Common stock issuable upon conversion (in shares)							121,431,310
A
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)							23,250
Redeemable convertible preferred stock shares outstanding (in shares)							18,441
Temporary equity, carrying amount, attributable to parent							$ 166
Redeemable convertible preferred stock liquidation preference							$ 238
Common stock issuable upon conversion (in shares)							18,441
B
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)							1,571,798
Redeemable convertible preferred stock shares outstanding (in shares)							1,217,066
Temporary equity, carrying amount, attributable to parent							$ 19,210
Redeemable convertible preferred stock liquidation preference							$ 18,845
Common stock issuable upon conversion (in shares)							1,217,066
C
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)							2,274,766
Redeemable convertible preferred stock shares outstanding (in shares)							608,118
Temporary equity, carrying amount, attributable to parent							$ 11,495
Redeemable convertible preferred stock liquidation preference							$ 11,417
Common stock issuable upon conversion (in shares)							608,118
D
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)							2,673,700
Redeemable convertible preferred stock shares outstanding (in shares)							612,994
Temporary equity, carrying amount, attributable to parent							$ 13,263
Redeemable convertible preferred stock liquidation preference							$ 13,235
Common stock issuable upon conversion (in shares)							612,994
E
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)							7,440,000
Redeemable convertible preferred stock shares outstanding (in shares)							4,606,784
Temporary equity, carrying amount, attributable to parent							$ 100,225
Redeemable convertible preferred stock liquidation preference							$ 119,361
Common stock issuable upon conversion (in shares)							4,606,784
E-1
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)							131,584
Redeemable convertible preferred stock shares outstanding (in shares)							0
Temporary equity, carrying amount, attributable to parent							$ 0
Redeemable convertible preferred stock liquidation preference							$ 0
Common stock issuable upon conversion (in shares)							0
E-2
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)							115,787
Redeemable convertible preferred stock shares outstanding (in shares)							0
Temporary equity, carrying amount, attributable to parent							$ 0
Redeemable convertible preferred stock liquidation preference							$ 0
Common stock issuable upon conversion (in shares)							0
F
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)							10,462,500
Redeemable convertible preferred stock shares outstanding (in shares)							4,861,658
Temporary equity, carrying amount, attributable to parent							$ 175,182
Redeemable convertible preferred stock liquidation preference							$ 188,193
Common stock issuable upon conversion (in shares)							4,861,658
G
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)							62,775,000
Redeemable convertible preferred stock shares outstanding (in shares)							47,881,788
Temporary equity, carrying amount, attributable to parent							$ 330,466
Redeemable convertible preferred stock liquidation preference							$ 231,686
Common stock issuable upon conversion (in shares)							47,881,788
G-1
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)							930,000
Redeemable convertible preferred stock shares outstanding (in shares)							0
Temporary equity, carrying amount, attributable to parent							$ 0
Redeemable convertible preferred stock liquidation preference							$ 0
Common stock issuable upon conversion (in shares)							0
H
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)							75,177,482
Redeemable convertible preferred stock shares outstanding (in shares)							10,613,198
Temporary equity, carrying amount, attributable to parent							$ 197,488
Redeemable convertible preferred stock liquidation preference							$ 200,852
Common stock issuable upon conversion (in shares)							10,613,198
H-1
Temporary Equity [Line Items]
Redeemable convertible preferred stock authorized (in shares)							60,833,745
Redeemable convertible preferred stock shares outstanding (in shares)							51,011,263
Temporary equity, carrying amount, attributable to parent							$ 965,183
Redeemable convertible preferred stock liquidation preference							$ 965,374
Common stock issuable upon conversion (in shares)							51,011,263